Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets
Accrued expenses	$ 5,863	$ 4,877
Transactions costs	88	139
Net operating loss carryforwards	10,208	6,859
Stock compensation	2,109	2,220
Allowance of doubtful accounts	4,097	6,317
Disallowed interest expense	789	447
Unrealized (gain) loss from fair market value adjustment on derivatives	14	(13,635)
Investment in Glocal	40,432	0
Other	865	0
Total deferred tax assets	64,465	7,224
Deferred Tax Liabilities
Property, plant and equipment	(1,169)	(9,287)
Intangibles	(5,156)	(28,166)
Convertible debt accretion	(7,670)	1,980
Other	0	(32)
Total deferred tax liabilities	(13,995)	(35,505)
Less: Valuation allowance	(51,670)	0
Net deferred tax asset (liability)	$ (1,200)	$ (28,281)